INVESTMENT PROPERTIES - Table (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT PROPERTIES
Beginning balance	$ 16,943,351
P/L for changes in the FV	(803,858)	$ (859,077)
Ending balance	16,903,052	16,943,351
Cost model | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 273,697	$ 106,668
Useful life	5 days	5 years
Additions	$ 62,801	$ 182,496
Disposals	(29,163)
of the year	(44,947)	(15,467)
Ending balance	262,388	273,697
Fair value [member]
INVESTMENT PROPERTIES
Beginning balance	16,943,351	17,635,399
P/L for changes in the FV	(803,858)	(859,077)
Additions	837,669	182,496
Disposals	(29,163)
of the year	(44,947)	(15,467)
Ending balance	16,903,052	16,943,351
Fair value [member] | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 16,669,654	$ 17,528,731
Useful life	50 days	50 years
P/L for changes in the FV	$ (803,858)	$ (859,077)
Additions	774,868
Ending balance	$ 16,640,664	$ 16,669,654